Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance Comparison

As required by Item 402(v) of Regulation S-K, the information below reflects the relationship between executive compensation actually paid by us to our PEOs, as principal executive officer, and other non-CEO NEOs (“Other NEOs”) and our financial performance for the years ended December 31, 2022, 2023 and 2024. The disclosure included in this section is required by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and the compensation of its NEOs.

The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years presented.

The following table sets forth information regarding actual compensation paid to our PEOs and Other NEOs for service during each of the last three completed fiscal years, as applicable.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year(1)	Summary Compensation Table Total for Hugh O’Dowd(2)	Compensation Actually paid to Hugh O’Dowd(3)	Summary Compensation Table Total for Brian Bernick(2)	Compensation Actually paid to Brian Bernick(3)	Summary Compensation Table Total for Mark Glickman(2)	Compensation Actually paid to Mark Glickman(3)	Summary Compensation Table Total for Marlan Walker(2)	Compensation Actually paid to Marlan Walker(3)
2024	N/A	N/A	N/A	N/A	N/A	N/A	$759,174	$759,174
2023	N/A	N/A	N/A	N/A	N/A	N/A	$1,019,817	$888,913
2022(7)	$3,664,308	$419,883	$1,624,016	$1,143,643	$1,428,728	$975,497	$1,573,380	$1,167,185
(j)	(k)	(l)	(m)	(n)
Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(6)	Net Income (in thousands)
2024(1)	$120,000	$102,525	$1.70	$(2,181)
2023(1)	$684,782	$678,220	$3.72	$(10,278)
2022(1)	$561,065	$426,954	$9.24	$111,997

(1)       During 2023 and 2024, our Chief Executive Officer was Marlan Walker. During 2022, our Chief Executive Officers were Hugh O’Dowd, Brian Bernick, Mark Glickman and Marlan Walker. During 2024, our remaining NEO consisted of Joseph Ziegler. During 2023, our remaining NEOs consisted of Joseph Ziegler and Michael Donegan. During 2022, our remaining NEOs consisted of Michael Donegan and James C. D’Arecca.

(2)       The dollar amounts reported in columns (b), (d), (f) and (h) represent the amount of total compensation reported for Mr. O’Dowd, Dr. Bernick, Mr. Glickman and Mr. Walker (collectively, our “PEOs”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.

(3)       The dollar amounts reported in columns (c), (e), (g) and (i) represent the amount of “compensation actually paid” to our PEOs, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for 2024 to determine the “compensation actually paid” to our PEOs for such fiscal year:

Adjustments to Determine Compensation “Actually Paid” for CEO	Marlan Walker 2024
Summary Compensation Table – Total Compensation	$759,174
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	—
Deduction for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—
Increase for fair value of awards granted during the year that remain unvested as of year-end	—
Increase for fair value of awards granted during the year that vested during the year	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior year that were outstanding and unvested as of year-end	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior year that vested during the year	—
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior year that were forfeited during the year	—
Increase based upon incremental fair value of awards modified during year	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—
Total Adjustments to Summary Compensation	—
Total Compensation Actually Paid	759,174

(4)       The dollar amounts reported in column (k) represent the average amount of total compensation reported for our NEOs as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.

(5)       The dollar amounts reported in column (l) represent the average amount of “compensation actually paid” to our NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our NEOs as a group (excluding our PEOs) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for 2024 to determine the “compensation actually paid” to our NEOs as a group (excluding our PEOs) for such fiscal year:

Adjustments to Determine Compensation “Actually Paid” for Other NEOs	2024
Summary Compensation Table – Total Compensation	120,000
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	—
Deduction for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—
Increase for fair value of awards granted during the year that remain unvested as of year-end	—
Increase for fair value of awards granted during the year that vested during the year	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior year that were outstanding and unvested as of year-end	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior year that vested during the year	(17,475)
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior year that were forfeited during the year	—
Increase based upon incremental fair value of awards modified during year	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—
Total Adjustments to Summary Compensation	(17,475)
Total Compensation Actually Paid	$102,525

(6)       Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2021 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(7)       With respect to 2022, the Summary Compensation Table total as well as the Compensation Actually Paid for Mr. Walker and for Mr. Donegan, as reflected in the Compensation Actually Paid for the Other NEOs, have been updated to reflect the inadvertent exclusion of bonuses (Mr. Walker, $155,625 and Mr. Donegan, $67,500) paid in January 2023 that related to 2022 performance.

Named Executive Officers, Footnote		Joseph Ziegler	Joseph Ziegler and Michael Donegan	Michael Donegan and James C. D’Arecca.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in columns (c), (e), (g) and (i) represent the amount of “compensation actually paid” to our PEOs, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for 2024 to determine the “compensation actually paid” to our PEOs for such fiscal year:
Adjustments to Determine Compensation “Actually Paid” for CEO	Marlan Walker 2024
Summary Compensation Table – Total Compensation	$759,174
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	—
Deduction for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—
Increase for fair value of awards granted during the year that remain unvested as of year-end	—
Increase for fair value of awards granted during the year that vested during the year	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior year that were outstanding and unvested as of year-end	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior year that vested during the year	—
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior year that were forfeited during the year	—
Increase based upon incremental fair value of awards modified during year	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—
Total Adjustments to Summary Compensation	—
Total Compensation Actually Paid	759,174

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 120,000	$ 684,782	$ 561,065
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 102,525	678,220	426,954
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (l) represent the average amount of “compensation actually paid” to our NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our NEOs as a group (excluding our PEOs) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for 2024 to determine the “compensation actually paid” to our NEOs as a group (excluding our PEOs) for such fiscal year:
Adjustments to Determine Compensation “Actually Paid” for Other NEOs	2024
Summary Compensation Table – Total Compensation	120,000
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	—
Deduction for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—
Increase for fair value of awards granted during the year that remain unvested as of year-end	—
Increase for fair value of awards granted during the year that vested during the year	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior year that were outstanding and unvested as of year-end	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior year that vested during the year	(17,475)
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior year that were forfeited during the year	—
Increase based upon incremental fair value of awards modified during year	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—
Total Adjustments to Summary Compensation	(17,475)
Total Compensation Actually Paid	$102,525

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[1],[4]	$ 1.7	3.72	9.24
Net Income (Loss)	[1]	(2,181,000)	(10,278,000)	111,997,000
Hugh O’Dowd [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1],[5]			3,664,308	[6]
PEO Actually Paid Compensation Amount	[1],[7]			$ 419,883	[6]
PEO Name				Hugh O’Dowd
Brian Bernick [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1],[5]			$ 1,624,016	[6]
PEO Actually Paid Compensation Amount	[1],[7]			$ 1,143,643	[6]
PEO Name				Brian Bernick
Mark Glickman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1],[5]			$ 1,428,728	[6]
PEO Actually Paid Compensation Amount	[1],[7]			$ 975,497	[6]
PEO Name				Mark Glickman
Marlan Walker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1],[5]	759,174	1,019,817	$ 1,573,380	[6]
PEO Actually Paid Compensation Amount	[1],[7]	$ 759,174	$ 888,913	$ 1,167,185	[6]
PEO Name		Marlan Walker	Marlan Walker	Marlan Walker
PEO | Marlan Walker [Member] | Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Marlan Walker [Member] | Deduction for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Marlan Walker [Member] | Increase for fair value of awards granted during the year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Marlan Walker [Member] | Increase for fair value of awards granted during the year that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Marlan Walker [Member] | Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior year that were outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Marlan Walker [Member] | Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior year that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Marlan Walker [Member] | Decrease for change in fair value from prior year-end to vesting date of awards granted in prior year that were forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Marlan Walker [Member] | Increase based upon incremental fair value of awards modified during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Marlan Walker [Member] | Increase based on dividends or other earnings paid during year prior to vesting date of award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Marlan Walker [Member] | Total Adjustments to Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Deduction for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Increase for fair value of awards granted during the year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Increase for fair value of awards granted during the year that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior year that were outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior year that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(17,475)
Non-PEO NEO | Decrease for change in fair value from prior year-end to vesting date of awards granted in prior year that were forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Increase based upon incremental fair value of awards modified during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Increase based on dividends or other earnings paid during year prior to vesting date of award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Adjustments to Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (17,475)

[1]	During 2023 and 2024, our Chief Executive Officer was Marlan Walker. During 2022, our Chief Executive Officers were Hugh O’Dowd, Brian Bernick, Mark Glickman and Marlan Walker. During 2024, our remaining NEO consisted of Joseph Ziegler. During 2023, our remaining NEOs consisted of Joseph Ziegler and Michael Donegan. During 2022, our remaining NEOs consisted of Michael Donegan and James C. D’Arecca.
[2]	The dollar amounts reported in column (k) represent the average amount of total compensation reported for our NEOs as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
[3]	The dollar amounts reported in column (l) represent the average amount of “compensation actually paid” to our NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our NEOs as a group (excluding our PEOs) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for 2024 to determine the “compensation actually paid” to our NEOs as a group (excluding our PEOs) for such fiscal year:
Adjustments to Determine Compensation “Actually Paid” for Other NEOs	2024
Summary Compensation Table – Total Compensation	120,000
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	—
Deduction for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—
Increase for fair value of awards granted during the year that remain unvested as of year-end	—
Increase for fair value of awards granted during the year that vested during the year	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior year that were outstanding and unvested as of year-end	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior year that vested during the year	(17,475)
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior year that were forfeited during the year	—
Increase based upon incremental fair value of awards modified during year	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—
Total Adjustments to Summary Compensation	(17,475)
Total Compensation Actually Paid	$102,525

[4]

(6)       Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2021 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

[5]	The dollar amounts reported in columns (b), (d), (f) and (h) represent the amount of total compensation reported for Mr. O’Dowd, Dr. Bernick, Mr. Glickman and Mr. Walker (collectively, our “PEOs”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
[6]	With respect to 2022, the Summary Compensation Table total as well as the Compensation Actually Paid for Mr. Walker and for Mr. Donegan, as reflected in the Compensation Actually Paid for the Other NEOs, have been updated to reflect the inadvertent exclusion of bonuses (Mr. Walker, $155,625 and Mr. Donegan, $67,500) paid in January 2023 that related to 2022 performance.
[7]	The dollar amounts reported in columns (c), (e), (g) and (i) represent the amount of “compensation actually paid” to our PEOs, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for 2024 to determine the “compensation actually paid” to our PEOs for such fiscal year:
Adjustments to Determine Compensation “Actually Paid” for CEO	Marlan Walker 2024
Summary Compensation Table – Total Compensation	$759,174
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	—
Deduction for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—
Increase for fair value of awards granted during the year that remain unvested as of year-end	—
Increase for fair value of awards granted during the year that vested during the year	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior year that were outstanding and unvested as of year-end	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior year that vested during the year	—
Decrease for change in fair value from prior year-end to vesting date of awards granted in prior year that were forfeited during the year	—
Increase based upon incremental fair value of awards modified during year	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—
Total Adjustments to Summary Compensation	—
Total Compensation Actually Paid	759,174